Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A
Accumulated Value	$ 12,257	$ 11,473	$ 11,109	$ 11,346	$ 10,993	$ 10,963	$ 10,643	$ 10,408	$ 10,034	$ 10,000	$ 12,912
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	11,611	10,955	10,688	11,010	10,752	10,617	10,385	10,241	9,952	10,000	$ 12,136
Class C1
Account Value [Line Items]
Line Graph and Table Measure Name											Class C1
Accumulated Value	11,644	10,976	10,731	10,942	10,686	10,712	10,453	10,280	9,978	10,000	$ 12,165
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	1,252,519	1,169,119	1,128,997	1,150,145	1,111,296	1,104,460	1,069,416	1,043,558	1,005,129	1,000,000	$ 1,321,608
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	1,259,075	1,175,008	1,134,361	1,155,120	1,115,840	1,108,129	1,072,186	1,045,399	1,006,091	1,000,000	$ 1,330,304
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	1,099,543	1,085,373	1,109,140	1,208,504	1,213,416	1,108,998	1,042,288	1,046,207	1,029,949	1,000,000	$ 1,159,566
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	1,099,543	1,085,373	1,109,140	1,208,504	1,213,416	1,108,998	1,042,288	1,046,207	1,029,949	1,000,000	$ 1,159,566
ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	11,569	10,971	10,637	10,621	10,610	10,418	10,188	10,059	10,015	10,000	$ 12,121
ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	11,569	10,971	10,637	10,621	10,610	10,418	10,188	10,059	10,015	10,000	$ 12,121
ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	11,569	10,971	10,637	10,621	10,610	10,418	10,188	10,059	10,015	10,000	$ 12,121
ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	1,156,948	1,097,103	1,063,667	1,062,137	1,060,970	1,041,790	1,018,786	1,005,936	1,001,541	1,000,000	$ 1,212,051
ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	$ 1,156,948	$ 1,097,103	$ 1,063,667	$ 1,062,137	$ 1,060,970	$ 1,041,790	$ 1,018,786	$ 1,005,936	$ 1,001,541	$ 1,000,000	$ 1,212,051